JOINT VENTURES	12 Months Ended
Jun. 30, 2020
JOINT VENTURES
JOINT VENTURES

12. JOINT VENTURES

In September 2018, the participation of Rizobacter S.A. in Indrasa Biotecnología S.A. decreased from 52.50% to 35%, therefore the Group lost the control over this subsidiary.

In June 2019, Bioceres Crop Solutions signed a share purchase agreement with Bioceres S.A. for the 50% of the ownership in Semya. See Note 4.6.

Investments in joint ventures and affiliates:

	06/30/2020	06/30/2019	06/30/2018
Assets
Semya S.A. (1)	—	—	2,972,239
Synertech Industrias S.A.	24,619,773	25,297,376	16,099,816
Indrasa Biotecnología S.A.	33,019	23,652	—
	24,652,792	25,321,028	19,072,055

	06/30/2020	06/30/2019	06/30/2018
Liabilities
Trigall Genetics S.A.	1,548,829	1,970,903	2,012,298
	1,548,829	1,970,903	2,012,298

(1)As a result of the share purchase agreement with Bioceres S.A., Semya is a consolidated subsidiary as of June 30, 2019. (See Note 4.6).

Changes in joint ventures investments and affiliates:

	06/30/2020	06/30/2019	06/30/2018

As of the beginning of the year	23,350,125	17,059,757	30,580,943
Adjustment of opening net book amount for the application of IAS 29	—	8,328,794	—
Monetary contributions	—	129,340	—
Non-monetary contributions	250,000	94,355	679,510
Parent company investment	—	294,041	121,479
Loss of control of Indrasa Biotecnología S.A.	—	10,591	—
Acquisicion of control of Semya S.A.	—	(3,684,585)	—
Revaluation of property, plant and equipment	521,406	94,009	1,679,818
Foreign currency translation	(3,494,761)	11,337	(13,865,192)
Share of profit or loss	2,477,193	1,012,486	(2,136,801)
As of the end of the year	23,103,963	23,350,125	17,059,757

Share of profit or loss of joint ventures and affiliates:

	06/30/2020	06/30/2019	06/30/2018

Trigall Genetics S.A.	171,502	(2,647)	(606,491)
Semya S.A.	—	(22,895)	(55,872)
Synertech Industrias S.A.	2,294,332	1,034,818	(1,474,438)
Indrasa Biotecnología S.A.	11,359	3,210	—
	2,477,193	1,012,486	(2,136,801)

Summarized financial information prepared in accordance with International Financial Reporting Standards ("IFRS") in relation to the joint ventures is presented below:

	Trigall Genetics (i)			Semya (ii)
Summarized balance sheet	06/30/2020	06/30/2019	06/30/2018	06/30/2020(a)	06/30/2019(a)	06/30/2018
Current assets
Cash and cash equivalents	1,331	13,114	44,937	46,206	489	183
Other current assets	1,024,793	323,265	66,077	1,580	77,074	14
Total current assets	1,026,124	336,379	111,014	47,786	77,563	197
Non-current assets
Intangible assets	11,776,705	10,214,575	8,681,400	540,056	583,936	217,809
Property,plant and equipment	—	—	—	1,262	—	—
Other non- current assets	—	—	—	755,056	362,181	448,942
Total non-current assets	11,776,705	10,214,575	8,681,400	1,296,374	946,117	666,751
Current liabilities
Financial liabilities	—	9,476,272	7,878,036	197,699	127,074	448,309
Other current liabilities	869,700	1,016,083	1,030,015	954,180	898,623	275,341
Total current liabilities	869,700	10,492,355	8,908,051	1,151,879	1,025,697	723,650
Non-current liabilities
Financial liabilities	10,831,048	—	—	—	—	—
Other non- current liabilities	831,685	460,268	295,575	—	42,323	—
Total non-current liabilities	11,662,733	460,268	295,575	—	42,323	—
Net assets	270,396	(401,669)	(411,212)	192,281	(44,340)	(56,701)

	Synertech (iii)			Indrasa S.A. (iv)
Summarized balance sheet	06/30/2020	06/30/2019	06/30/2018	06/30/2020	06/30/2019	06/30/2018
Current assets
Cash and cash equivalents	18,251	40,634	39,133	53,708	16,296	28,180
Other current assets	17,983,868	5,709,650	7,182,862	66,150	93,654	45,837
Total current assets	18,002,119	5,750,284	7,221,995	119,858	109,950	74,017
Non-current assets
Property,plant and equipment	14,168,459	15,046,903	8,344,900	13,876	18,387	15,243
Other non- current assets	—	—	1,328,521	—	—	—
Total non-current assets	14,168,459	15,046,903	9,673,421	13,876	18,387	15,243
Current liabilities
Financial liabilities	5,484,866	921,703	705,856	—	—	—
Other current liabilities	4,719,276	4,595,906	6,750,220	39,395	60,760	42,166
Total current liabilities	10,204,142	5,517,609	7,456,076	39,395	60,760	42,166
Non-current liabilities
Financial liabilities	2,783,951	—	1,080,247	—	—	—
Other non- current liabilities	2,554,905	3,974,975	4,801,887	—	—	—
Total non-current liabilities	5,338,856	3,974,975	5,882,134	—	—	—
Net assets	16,627,580	11,304,603	3,557,206	94,339	67,577	47,094

	Trigall Genetics (i)			Semya (ii)
Summarized statements of comprehensive income	06/30/2020	06/30/2019	06/30/2018	06/30/2020 (a)	06/30/2019 (a)	06/30/2018
Revenue	799,625	367,646	104,037	—	—	—
Finance income	79,442	54,003	14,053	355,979	29,275	—
Finance expense	(1,863)	(16,145)	(12,213)	(570,528)	(5,661)	(209,966)
Depreciation and amortization	—	—	—	631	—	—
Profit (loss) of the year	172,670	(33,195)	(194,432)	(1,048,375)	(218,627)	(354,151)
Other comprehensive income	—	—	—	—	—	(37,036)
Total comprehensive income (loss)	172,670	(33,195)	(194,432)	(1,048,375)	(218,627)	(391,187)

	Synertech (iii)			Indrasa S.A. (iv)
Summarized statements of comprehensive income	06/30/2020	06/30/2019	06/30/2018	06/30/2020	06/30/2019	06/30/2018
Revenue	21,501,725	18,305,953	6,611,384	364,180	452,555	232,290
Finance income	3,805,655	2,434,610	1,758,129	—	1,813	756
Finance expense	(6,666,508)	(6,193,963)	(5,831,182)	(28,443)	(3,001)	(2,516)
Depreciation and amortization	(1,076,699)	(1,074,552)	(653,766)	(2,226)	(3,653)	—
Profit (loss) of the year	5,099,852	2,278,859	(1,991,754)	32,453	6,548	7,483
Other comprehensive income	1,042,811	334,403	—	—	—	—
Total comprehensive income (loss)	6,142,663	2,613,262	(1,991,754)	32,453	6,548	7,483

(a)As of June 30, 2020, and 2019, Semya is a subsidiary of the Group and is included in the Group's consolidated financial statements. See Note 4.6.

(i) Trigall Genetics S.A.

This joint venture was formed in December 2013 with Florimond Desprez (a company from France with an internationally recognized track record in wheat breeding) through Bioceres Inc. Equity interest is equally shared between both participants.

Trigall is a separately structured vehicle incorporated and operating in Uruguay. The primary activity of Trigall is being engaged in the development and deregulation of conventional and GM wheat varieties in Latin America, which is in line with the Group’s core business.

This joint arrangement provides for each of the joint venture partners to exclusively license its trait and germplasm technologies to Trigall for use in wheat. The Group granted an exclusive, sub licensable license to Trigall for certain of Group`s technologies, including HB4, for use in wheat.

Both the Group and Florimond Desprez have agreed to make loans to Trigall in accordance with each party`s ownership interest in the joint venture to provide it funds needed for its operation and growth.

The first products in Trigall`s pipeline are conventional wheat varieties that will be sold through Bioceres Semillas, as well as through other Trigall licensees. The first Group`s GM product is HB4, which is now in the advanced development and deregulation phase. Trigall is currently seeking to add other market channel partners in the region.

The contractual arrangement provides the Group with only the rights to the net assets of the joint arrangement. The rights to the assets and obligation for liabilities of the joint arrangement rest primarily with Trigall. Under IFRS 11 this joint arrangement is classified as a joint venture and has been included in the Consolidated financial statements using the equity method. The shares of Trigall are not quoted.

There are no significant restrictions on the ability of the joint venture to transfer funds to the Group in the form of cash dividends, or to repay loans or advances made by the Group, except for the obligation to establish a legal reserve for 5% of the profit for the year until reaching 20% of the capital

(ii) Semya

This joint venture was launched in 2012 and formed as a separate vehicle in August 2014 with Rizobacter and Bioceres S.A. Equity interest is equally shared between both participants.

The primary activity of Semya is being engaged in the development and deregulation of second generation agricultural biological products, in particular, seed treatments tailored for particular soil environments, which is in line with the Group’s core business.

The joint venture agreement provides for each party to render the services required to advance a mutually agreed work plan and which each party agrees to fund in proportion to its equity interest.

Under the services agreements, both Bioceres S.A. and Rizobacter agree to provide to Semya the licenses required for product development and commercialization, while results obtained in the provision of the services are owned by Semya. It creates customized seed treatments based on soil conditions on a given agricultural environment and on specific trait-germplasm combinations.

As mentioned in Note 4.6, in June 2019, Bioceres Crop Solutions signed a share purchase agreement with Bioceres S.A. to acquire the remaining 50% interest in Semya.

(iii) Synertech

Synertech has been included in the Group Bioceres after the acquisition of the majority interest in Rizobacter. This joint venture has arisen from the association between Synertech and De Sangosse, which jointly opened a new fertilizer manufacturing plant in Pergamino, Argentina, on June 28, 2017. Both parties’ equity interest is 50%.

Construction and start-up of the new plant required an investment of more than $30 million, and was conceived for research, production and commercialization of the Microstar PZ® microgranulated fertilizer, its byproducts and other possible developments in the agricultural fertilization area to supply both the domestic and export markets, such as Brazil, Paraguay, Bolivia, Uruguay, Chile, Central America and North America, among others, accompanying the exponential growth of Rizobacter in the world markets with a strong international insertion.

The contractual agreement sets forth that the Group only has rights over the net assets under the joint arrangement. The rights over the assets and obligations for the liabilities assumed under the joint arrangement primarily remain with Synertech. Under IFRS 11, this joint arrangement is classified as a joint venture and has been equity-accounted in the Consolidated financial statements. Synertech shares are not listed for trading in a public offering.

There are no significant restrictions on the joint venture’s ability to transfer funds to the Group as cash dividends, or to repay loans or advances made by the Group, except for the obligation to set up a legal reserve for 5% of the profit for the fiscal year until 20% of capital is reached.

(iv) Indrasa S.A.

This company was formed to develop customized solutions, high technology and R&D projects for the creation of innovative products, applying techniques of microbiology, biotechnology, nanotechnology and agronomy.

As mentioned before, Rizobacter used to have the 52.913% of the participation. At the end of the period ended September 30, 2018, the participation decreased to 35%, therefore the Group lost the control over this subsidiary.

(v) Verdeca LLC

This joint venture was formed in February 2012 with Arcadia (a USA based company that develops agricultural biotechnologies) through Bioceres Inc. Equity interest is equally shared between both participants.

Verdeca LLC is a separately structured vehicle incorporated and operating in USA. The primary activity of Verdeca is the development and deregulation of soybean traits with second generation technology, which is in line with the Group’s core business.

This joint arrangement provides for each of the joint venture partners to license its trait technologies to Verdeca for use in soybeans. The Group will grant an exclusive, worldwide, sub licensable license to Verdeca for its technologies, including HB4, for use in soybeans. Both partners also will grant Verdeca a right of first offer to obtain a license to the intellectual property rights that are owned, licensed to, or acquired by the Group or Arcadia, as applicable, in the future and that are reasonably necessary or useful with respect to soybean traits.

The first product in Verdeca pipeline is the Group`s HB4 trait, a drought and salinity tolerance trait that is in the advanced development phase. Verdeca`s pipeline also includes Arcadia`s nutrient use efficiency and water use efficiency technologies, which are combined in a two-trait stack that will be further stacked with HB4. Verdeca has successfully negotiated favorable market access in South America and is growing its partnerships in USA, India and China.

The contractual arrangement provides the Group with only the rights to the net assets of the joint arrangement. The rights to the assets and obligation for liabilities of the joint arrangement rest primarily with Verdeca. Under IFRS 11 this joint arrangement is classified as a joint venture and has been included in the Consolidated financial statements using the equity method. The shares of Verdeca are not quoted.

There are no significant restrictions on the ability of the joint venture to transfer funds to the Group in the form of cash dividends, or to repay loans or advances made by the Group.

As of June 30, 2020, and until the date of issue of these consolidated financial statements, the license mentioned above had not been formalized. Therefore, at those dates, Verdeca has not recorded any assets, liabilities, or results because it does not have control over those technologies.